Equity Incentive Plan Share-Based Compensation - Parenthetical (Detail) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Share-based Payment Arrangement [Abstract]
Options granted	1,553,723	100,000	100,000	248,567